Preferred Stock (Details) - USD ($)						1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 05, 2023	Dec. 30, 2022	Dec. 31, 2021	Aug. 12, 2021	Aug. 31, 2020	Dec. 23, 2022	Dec. 29, 2021	Jun. 15, 2021	Mar. 31, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2021	May 24, 2023	Apr. 17, 2023	Mar. 06, 2023	Jan. 20, 2023	Jan. 05, 2023	Dec. 31, 2022	Dec. 05, 2022	Oct. 11, 2022	Feb. 07, 2022	Dec. 20, 2021	Dec. 16, 2021	Oct. 20, 2021	Jun. 24, 2021	Jun. 14, 2021	Jan. 27, 2021	Jun. 18, 2020	Apr. 08, 2020	Oct. 29, 2018	Apr. 16, 2018	Nov. 15, 2017
Preferred Stock [Line Items]
Preferred stock, stated value																															$ 3,500
Preferred stock stated value per share																															$ 3,500
Deemed dividend (in Dollars)			$ 5,852,000									$ 5,852,000
Common stock, par value										$ 0.00001	$ 0.00001							$ 0.00001
Conversion price per share											$ 2.5																			$ 24,000
Warrants outstanding (in Shares)		21,600
Common stock, shares issued (in Shares)																			22,633
Conversion shares (in Shares)																			124.4815
Fair value (in Dollars)																			$ 1,209,159
Common stock closing price							$ 0.23075	$ 0.225
Stock compensation amount (in Dollars)						$ 5,498,845
Carrying value (in Dollars)											$ 7,745,643				$ 9,245,462
Amount for each shares (in Dollars)					$ 554,031
FJ Vulis and Associates LLC [Member]
Preferred Stock [Line Items]
Conversion price per share											$ 3.25
High Wire [Member]
Preferred Stock [Line Items]
Conversion price percentage																														75.00%
Conversion price per share		$ 20
Mark E Munro Charitable Remainder Unitrust 1996 [Member]
Preferred Stock [Line Items]
Fair value (in Dollars)													$ 1,499,819
Series B Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares authorized (in Shares)																															1,000
Preferred stock, stated value																															$ 3,500
Preferred stock stated value per share										$ 3,500	$ 3,500																				$ 3,500
Aggregate voting power										51.00%	51.00%
Fair value (in Dollars)								$ 0
Preferred stock, shares designated (in Shares)																															1,000
Series D Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares authorized (in Shares)										1,590	1,590							1,590								1,590
Preferred stock, stated value										$ 10,000	$ 10,000							$ 10,000								$ 10,000
Preferred stock stated value per share										$ 10,000	$ 10,000					$ 10,000				$ 10,000	$ 10,000		$ 10,000			$ 10,000
Shares outstanding percentage										51.00%
Carrying value of preferred stock (in Dollars)										$ 7,745,643	$ 7,745,643
Fair value (in Dollars)								1,271,000
Preferred stock, shares designated (in Shares)																								140		1,590
Common stock, shares issued (in Shares)																26,046				4,717	4,546		8,182
Fair value (in Dollars)																$ 1,445,220				$ 258,080	$ 258,080		$ 464,543
Common stock, par value											$ 0.00001
Outstanding percentage											51.00%
Conversion of shares (in Shares)																140				25	25		45
Additional shares (in Shares)						810
Number of shares issued (in Shares)															140	140				25	25
Series D Preferred Stock [Member] | FJ Vulis and Associates LLC [Member]
Preferred Stock [Line Items]
Conversion of shares (in Shares)																				25
Series D Preferred Stock [Member] | Mark E Munro Charitable Remainder Unitrust 1996 [Member]
Preferred Stock [Line Items]
Preferred stock stated value per share													$ 10,000
Conversion price per share													$ 182.5
Series E Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares authorized (in Shares)										650	650							650				650
Preferred stock, stated value										$ 10,000	$ 10,000							$ 10,000				$ 10,000
Preferred stock stated value per share	$ 10,000									$ 10,000	$ 10,000								$ 10,000			$ 10,000
Shares outstanding percentage										51.00%
Carrying value of preferred stock (in Dollars)										$ 4,869,434	$ 4,869,434
Preferred stock, shares designated (in Shares)																						650
Common stock, shares issued (in Shares)	2,727
Fair value (in Dollars)	$ 235,224
Conversion shares (in Shares)	15
Outstanding percentage											51.00%
Number of shares issued (in Shares)														200
Carrying value (in Dollars)											$ 4,869,434				$ 5,104,658
Amount for each shares (in Dollars)											$ 10,000
Series A Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares authorized (in Shares)																																20,000,000
Common stock, par value																	$ 1
Fair value (in Dollars)								$ 1,024,000
Preferred stock, shares designated (in Shares)																																8,000,000
Conversion price per share											$ 1																$ 24.375	$ 50	$ 750
Common stock, shares issued (in Shares)				4,102
Conversion shares (in Shares)																	300,000								96,101
Stated value per share				$ 1																					$ 1
Fair value (in Dollars)				$ 206,410																					$ 209,016
Conversion shares (in Shares)				100,000
Series A Preferred Stock [Member] | High Wire [Member]
Preferred Stock [Line Items]
Conversion price per share																												$ 2.5
Common Stock [Member]
Preferred Stock [Line Items]
Conversion price per share											20
Common stock, par value											$ 0.00001
Common stock closing price										$ 25
Common Stock [Member] | Mark E Munro Charitable Remainder Unitrust 1996 [Member]
Preferred Stock [Line Items]
Common stock, shares issued (in Shares)													33,182
Dominion Capital [Member]
Preferred Stock [Line Items]
Common stock, shares issued (in Shares)																									3,942
Common Stock [Member]
Preferred Stock [Line Items]
Common stock, par value										$ 0.00001
Common stock closing price							$ 0.23075	$ 0.225
Conversion shares (in Shares)									15,000		15,000